Commitment and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008
Operating Leased Assets [Line Items]
Operating leases, Rental expenses	$ 1,800,000	$ 2,500,000	$ 3,000,000
Guarantee on operating lease of Cambridge Interactive Development Corp. ("CIDC"), expiration date				Sep. 30, 2014
Guarantee on operating lease of Cambridge Interactive Development Corp. ("CIDC"), deposit amount				$ 689,789